RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11 — RELATED PARTY TRANSACTIONS

(a) Due to related parties

	Related party relationship	September 30, 2022	September 30, 2021

Wenhu Guo	Senior Management of the Company	$3,290	$3,376
Yongwei Hu	Chief Executive Officer and Controlling shareholder of the Company	6,583	-
Jing Liu	Wife of the controlling shareholder	-	35,615
Sheying Wang	Senior Management of the Company	3,093	3,407
Yuantao Wang	49% shareholder of Tianjin YHX	59,870	202,706
Total due to related parties		$72,836	$245,104

As of September 30, 2022 and 2021, the balance of due to related parties was comprised of the Company’s borrowings from related parties and was used for working capital during the Company’s normal course of business. Such advance was non-interest bearing and due on demand.

(b) Loan guarantee provided by related parties

In connection with the Company’s short-term and long-term loans borrowed from PRC banks and other financial institutions, the Company’s controlling shareholder, Mr. Yongwei Hu pledged his proportionate ownership interest in Xi’an App-chem, and his personal bank savings as collateral to safeguard the Company’s borrowings from the banks and financial institutions. Mr. Yongwei Hu and his wife Ms. Jing Liu also jointly pledged their personal residence property to guarantee the Company’s certain loans (see Note 10).

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS